Average Annual Total Returns - Voya Solution Income Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Date Retirement Income Index 1 Yr		Class ADV S&P Target Date Retirement Income Index 5 Yrs		Class ADV S&P Target Date Retirement Income Index 10 Yrs		Class ADV S&P Target Date Retirement Income Index Since Inception	Class ADV Russell 3000® Index 1 Yr		Class ADV Russell 3000® Index 5 Yrs		Class ADV Russell 3000® Index 10 Yrs		Class ADV Russell 3000® Index Since Inception	Class ADV MSCI EAFE® Index 1 Yr		Class ADV MSCI EAFE® Index 5 Yrs		Class ADV MSCI EAFE® Index 10 Yrs		Class ADV MSCI EAFE® Index Since Inception	Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Date Retirement Income Index 1 Yr		Class I S&P Target Date Retirement Income Index 5 Yrs		Class I S&P Target Date Retirement Income Index 10 Yrs		Class I S&P Target Date Retirement Income Index Since Inception	Class I Russell 3000® Index 1 Yr		Class I Russell 3000® Index 5 Yrs		Class I Russell 3000® Index 10 Yrs		Class I Russell 3000® Index Since Inception	Class I MSCI EAFE® Index 1 Yr		Class I MSCI EAFE® Index 5 Yrs		Class I MSCI EAFE® Index 10 Yrs		Class I MSCI EAFE® Index Since Inception	Class I Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class I Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Date Retirement Income Index 1 Yr		Class S S&P Target Date Retirement Income Index 5 Yrs		Class S S&P Target Date Retirement Income Index 10 Yrs		Class S S&P Target Date Retirement Income Index Since Inception	Class S Russell 3000® Index 1 Yr		Class S Russell 3000® Index 5 Yrs		Class S Russell 3000® Index 10 Yrs		Class S Russell 3000® Index Since Inception	Class S MSCI EAFE® Index 1 Yr		Class S MSCI EAFE® Index 5 Yrs		Class S MSCI EAFE® Index 10 Yrs		Class S MSCI EAFE® Index Since Inception	Class S Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Date Retirement Income Index 1 Yr		Class S2 S&P Target Date Retirement Income Index 5 Yrs		Class S2 S&P Target Date Retirement Income Index 10 Yrs		Class S2 S&P Target Date Retirement Income Index Since Inception	Class S2 Russell 3000® Index 1 Yr		Class S2 Russell 3000® Index 5 Yrs		Class S2 Russell 3000® Index 10 Yrs		Class S2 Russell 3000® Index Since Inception	Class S2 MSCI EAFE® Index 1 Yr		Class S2 MSCI EAFE® Index 5 Yrs		Class S2 MSCI EAFE® Index 10 Yrs		Class S2 MSCI EAFE® Index Since Inception	Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class T 1 Yr	Class T 5 Yrs	Class T 10 Yrs	Class T Since Inception	Class T Inception Date	Class T S&P Target Date Retirement Income Index 1 Yr		Class T S&P Target Date Retirement Income Index 5 Yrs		Class T S&P Target Date Retirement Income Index 10 Yrs		Class T S&P Target Date Retirement Income Index Since Inception	Class T Russell 3000® Index 1 Yr		Class T Russell 3000® Index 5 Yrs		Class T Russell 3000® Index 10 Yrs		Class T Russell 3000® Index Since Inception	Class T MSCI EAFE® Index 1 Yr		Class T MSCI EAFE® Index 5 Yrs		Class T MSCI EAFE® Index 10 Yrs		Class T MSCI EAFE® Index Since Inception	Class T Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class T Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class T Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class T Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	11.61%	6.74%	5.49%		Apr. 29, 2005	8.81%	[1]	6.50%	[1]	5.47%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	12.18%	7.27%	6.01%		Apr. 29, 2005	8.81%	[1]	6.50%	[1]	5.47%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	11.94%	6.99%	5.75%		Apr. 29, 2005	8.81%	[1]	6.50%	[1]	5.47%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	11.74%	6.83%	5.59%		May 28, 2009	8.81%	[1]	6.50%	[1]	5.47%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	11.39%	6.52%	5.29%		Aug. 31, 2005	8.81%	[1]	6.50%	[1]	5.47%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.